Supplement Dated October 27, 2023
to the Prospectus dated June 16, 1997 for
First Symetra Spinnaker Variable Annuity

Effective November 1, 2023, the following disclosure is added to the prospectus and all references in the prospectus to home office and Annuity Service Office are replaced with the following:

Home Office: Our home office is located at:

First Symetra National Life Insurance Company of New York
420 Lexington Ave. Ste 300
New York, NY 10170-0399

Annuity Service Office: For general correspondence, all written communications, including additional Purchase Payments, and other transactional inquiries, please contact us at:

First Symetra National Life Insurance Company of New York
PO Box 674423
Houston, TX 77267-4423

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the address listed above and delivered to our processing office.

For overnight mail:
First Symetra National Life Insurance Company of New York
14710 John F Kennedy Blvd, Suite 140
Houston, TX 77032-3725

By Phone: 1-800-796-3872

On the Internet: www.symetra.com/ny
www.symetra.com/regulatoryreports

Email: regulatoryreports@symetra.com